23. INVENTORIES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories Details
Purchased inventories at cost		$ 192.4	$ 171.7	$ 155.4	$ 114.7
Inventory allowance	[1]	(6.4)	(10.3)
Total		$ 186.0	$ 161.4

[1]	The inventory impaired has a book value of USD 0.1 (2016: 0.0) million